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                            RULE 497(j) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectuses and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 3 to BB&T Variable Insurance Fund's Registration Statement on Form N-1A filed on April 28, 2006 and effective May 1, 2006 pursuant to Rule 485(b):

1.    Prospectus, dated May 1, 2006, relating to the BB&T Large Cap VIF.

2.    Prospectus, dated May 1, 2006, relating to the BB&T Large Cap Growth VIF.

3.    Prospectus, dated May 1, 2006, relating to the BB&T Mid Cap Growth VIF.

4.    Prospectus, dated May 1, 2006, relating to the BB&T Capital Manager
      Equity VIF.

5. Prospectus, dated May 1, 2006, relating to the BB&T Special Opportunities Equity VIF.

6.    Prospectus, dated May 1, 2006, relating to the BB&T Total Return Bond VIF.

7. Statement of Additional Information, dated May 1, 2006, relating to the BB&T Large Cap VIF, BB&T Large Cap Growth VIF, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF.

The text of Post-Effective Amendment No. 3 to the Registration Statement was filed electronically.


                                                BB&T Variable Insurance Funds
                                                Registrant



                                                /s/Keith F. Karlawish
                                                -------------------------------
                                                *Keith F. Karlawish
                                                President


                                           *By: /s/Alan G. Priest
                                                -------------------------------
                                                Alan G. Priest
                                                Attorney in Fact

May 5, 2006